SCHEDULE OF INTANGIBLE ASSETS NET (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Land use rights	$ 762,114	$ 748,296
Less: accumulated amortization	(237,526)	(225,736)
Intangible assets, net	$ 524,588	$ 522,560